Accounts Receivable, Net (Schedule of Gross Balance and Bad Debt Provision) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 5,840,746	$ 24,343,188
Less bad debt provision	(4,285,809)	(4,512,446)	$ (1,475,771)
Accounts receivable, net	$ 1,554,937	$ 19,830,742